Accounts Receivable	12 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable amounted to $2,831,064 and $2,495,301 as of March 31, 2026 and 2025, respectively. There was no allowance for credit losses recorded for both years as all of the accounts receivable balance as of March 31, 2026 and 2025.

Approximately 99.5% or $2,817,504 of the March 31, 2026 accounts receivable balance has been subsequently collected as of the date the Group’s consolidated financial statements are released. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of March 31, 2026	Subsequent collection (1)	% of subsequent collection(1)
Overdue but within 1 year	$486,928	$485,652	99.7%
Not yet due	2,344,136	2,331,852	99.5%
Total gross accounts receivable	2,831,064	2,817,504	99.5%
Allowance for credit losses	-	-	-
Accounts receivable	$2,831,064	$2,817,504	99.5%

Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (2)	% of subsequent collection(2)
Overdue but within 1 year	$541,427	$541,425	100.0%
Not yet due	1,953,874	1,953,876	100.0%
Total gross accounts receivable	2,495,301	2,495,301	100.0%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,495,301	100.0%

(1)	The amount of subsequent collection is as of July 15, 2026.

(2)	As of May 22, 2026, 100.0% of the balance had been collected.